Personnel expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of employees
Average number of employees	195,732	191,635	189,464
Number of employees	202,251	188,492	193,863
Average number of employees with disabilities	3,289	2,941	3,677
Threshold degree of disability (as a percent)	33.00%
Banco Santander S.A.
Number of employees
Average number of employees with disabilities	209	216
Number of employees with disabilities at end of period	211	213
Threshold degree of disability (as a percent)	33.00%	33.00%
The Bank Personnel
Number of employees
Average number of employees	21,391	22,284	23,162
The Bank Senior management
Number of employees
Average number of employees	64	76	93
The Bank Other line personnel
Number of employees
Average number of employees	21,327	20,291	20,909
The Bank Clerical staff
Number of employees
Average number of employees		1,904	2,138
The Bank General services personnel
Number of employees
Average number of employees		13	22
Rest of Spain
Number of employees
Average number of employees	12,703	6,925	6,922
Santander UK plc
Number of employees
Average number of employees	19,079	19,428	20,069
Banco Santander (Brasil) S.A
Number of employees
Average number of employees	46,210	48,052	47,720
Other Companies
Number of employees
Average number of employees	96,349	94,946	91,591
Senior executives
Number of employees
Number of employees - men	1,600
Number of employees - women	412
Percentage of employees - men	80.00%
Percentage of employees - women	20.00%
Other executives
Number of employees
Number of employees - men	14,378
Number of employees - women	7,571
Percentage of employees - men	66.00%
Percentage of employees - women	34.00%
Other personnel
Number of employees
Number of employees - men	75,449
Number of employees - women	102,841
Percentage of employees - men	42.00%
Percentage of employees - women	58.00%
Senior management
Number of employees
Number of employees	19	18
Average number of employees with disabilities	4
Other management
Number of employees
Average number of employees with disabilities	65
Other staff
Number of employees
Average number of employees with disabilities	3,220
Continental Europe | Senior executives
Number of employees
Number of employees - men	978
Number of employees - women	290
Percentage of employees - men	77.00%
Percentage of employees - women	23.00%
Continental Europe | Other executives
Number of employees
Number of employees - men	6,557
Number of employees - women	2,908
Percentage of employees - men	69.00%
Percentage of employees - women	31.00%
Continental Europe | Other personnel
Number of employees
Number of employees - men	27,009
Number of employees - women	33,287
Percentage of employees - men	45.00%
Percentage of employees - women	55.00%
United Kingdom | Senior executives
Number of employees
Number of employees - men	115
Number of employees - women	31
Percentage of employees - men	79.00%
Percentage of employees - women	21.00%
United Kingdom | Other executives
Number of employees
Number of employees - men	1,252
Number of employees - women	639
Percentage of employees - men	66.00%
Percentage of employees - women	34.00%
United Kingdom | Other personnel
Number of employees
Number of employees - men	8,828
Number of employees - women	14,317
Percentage of employees - men	38.00%
Percentage of employees - women	62.00%
America | Senior executives
Number of employees
Number of employees - men	507
Number of employees - women	91
Percentage of employees - men	85.00%
Percentage of employees - women	15.00%
America | Other executives
Number of employees
Number of employees - men	6,569
Number of employees - women	4,024
Percentage of employees - men	62.00%
Percentage of employees - women	38.00%
America | Other personnel
Number of employees
Number of employees - men	39,612
Number of employees - women	55,237
Percentage of employees - men	42.00%
Percentage of employees - women	58.00%